AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 16, 2018

No. 333-193135

No. 811-22927

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED COMMODITY FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700,

Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700,

Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 15, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 28 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating April 15, 2018, as the new effective date for Post-Effective Amendment No. 8 to the Trust’s Registration Statement, which was filed on November 8, 2016 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 9, 10, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24 and 25 to the Trust’s Registration Statement filed on January 20, 2017, February 17, 2017, March 17, 2017, April 13, 2017, May 12, 2017, June 9, 2017, July 7, 2017, August 4, 2017, September 1, 2017, September 29, 2017, October 27, 2017, November 22, 2017, December 21, 2017, January 19, 2018 and February 16, 2018, respectively. This Amendment relates solely to PowerShares Agriculture Commodity Strategy No K-1 Portfolio, PowerShares Base Metals Commodity Strategy No K-1 Portfolio and PowerShares Energy Commodity Strategy No K-1 Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 8 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 26 to the Trust’s Registration Statement, which was filed on February 27, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 16th day of March, 2018.

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	March 16, 2018

/s/ Steven M. Hill Steven M. Hill	Treasurer	March 16, 2018

/s/ Anna Paglia Anna Paglia	Secretary	March 16, 2018

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	March 16, 2018

*/s/ Todd J. Barre Todd J. Barre	Trustee	March 16, 2018

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	March 16, 2018

*/s/ Marc M. Kole Marc M. Kole	Trustee	March 16, 2018

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	March 16, 2018

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	March 16, 2018

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	March 16, 2018

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	March 16, 2018

*By: /s/ Anna Paglia Anna Paglia Attorney-In-Fact		March 16, 2018

*	Anna Paglia signs on behalf of the powers of attorney filed with Pre-Effective Amendment No. 3 to the Trust’s Registration Statement and incorporated herein by reference herein.

3